Derivative financial instruments (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 611	£ 2,297	£ 2,639
Derivative financial instruments, liabilities	(7,737)	(7,514)	(2,073)
Derivative financial instruments, non-current assets	364	380	200
Derivative financial instruments, non-current liabilities	(3,179)	(4,911)	(1,482)
Derivative financial instruments, current assets	247	1,917	2,439
Derivative financial instruments, current liabilities	(4,558)	(2,603)	(591)
Interest rate swap | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets			2,211
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets			321
Derivative financial instruments, non-current assets			159
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	611	2,297	107
Derivative financial instruments, non-current assets	364	380	41
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(7,737)	(7,514)	(2,072)
Derivative financial instruments, non-current liabilities	£ (3,179)	£ (4,911)	(1,482)
Embedded foreign exchange derivatives | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities			£ (1)